FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities
Balance, beginning of period	$ 77,610
Balance, end of period	78,756	$ 77,610
Level 3
Financial liabilities
Balance, beginning of period	189	577
Acquisitions	0	0
Dispositions	0	0
Fair value (losses) gains, net and OCI	(48)	(408)
Acquisition of Foreign Investments	0	0
Other	(1)	20
Balance, end of period	$ 140	$ 189